UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: March 31, 2007
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	100 Pine Street
		Suite #2800
		San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco, California May 14, 2007

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		28

Form 13F Information Table Value Total:		$42,325
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     2042 47453.238SH       SOLE                47453.238
*** SCHLUMBERGER LTD           COM              806857108     1515 23985.000SH       SOLE                23985.000
ADOBE SYSTEMS INC  (DE)        COM              00724f101     1981 48188.000SH       SOLE                48188.000
AFLAC INC                      COM              001055102     1433 31155.979SH       SOLE                31155.979
ALTRIA GROUP INC               COM              022095103      601 7000.000 SH       SOLE                 7000.000
AMERICAN CENTURY EQUITY FUND   COM              025076100      133 15505.494SH       SOLE                15505.494
CERNER CORP                    COM              156782104     1715 37700.000SH       SOLE                37700.000
CHEVRON CORP                   COM              166764100     1943 26431.357SH       SOLE                26431.357
CISCO SYS INC                  COM              17275r102     1238 45297.000SH       SOLE                45297.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     1826 23660.000SH       SOLE                23660.000
CONOCOPHILLIPS                 COM              20825c104     1697 23580.852SH       SOLE                23580.852
EXXON MOBIL CORP               COM              30231g102      403 5265.000 SH       SOLE                 5265.000
INTEL CORP                     COM              458140100      930 45945.408SH       SOLE                45945.408
JOHNSON & JOHNSON              COM              478160104     1806 27361.196SH       SOLE                27361.196
LABORATORY CORP AMER HLDGS NEW COM              50540r409     3040 41380.000SH       SOLE                41380.000
MEDIMMUNE INC                  COM              584699102      901 27835.000SH       SOLE                27835.000
MICROSOFT CORP                 COM              594918104     1400 46887.620SH       SOLE                46887.620
MORGAN STANLEY                 COM              617446448     1894 23260.000SH       SOLE                23260.000
P G & E CORPORATION            COM              69331c108      385 8136.000 SH       SOLE                 8136.000
PRUDENTIAL FINANCIAL INC       COM              744320102     2270 26437.000SH       SOLE                26437.000
SLM CORP COM                   COM              78442p106     1580 32394.711SH       SOLE                32394.711
STRYKER CORP                   COM              863667101     1759 31925.000SH       SOLE                31925.000
SUN MICROSYSTEMS INC           COM              866810104      337 62210.000SH       SOLE                62210.000
TARGET CORP                    COM              87612e106     2028 35547.347SH       SOLE                35547.347
WATERS CORP                    COM              941848103     1599 32650.000SH       SOLE                32650.000
WELLPOINT INC                  COM              94973v107     1869 23755.000SH       SOLE                23755.000
WHOLE FOODS MKT INC            COM              966837106     1257 26774.202SH       SOLE                26774.202
XTO ENERGY INC                 COM              98385x106     2043 43412.000SH       SOLE                43412.000